Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2022
Credit Loss [Abstract]
Summary of Changes in CECL Allowance for Reinsurance Recoverables	The following table presents the changes in the allowance for credit losses for reinsurance recoverables for the periods indicated:

Total
Balance, December 31, 2020	$0.4
Current period change for credit losses	(0.1)
Balance, December 31, 2021	0.3
Current period change for credit losses	$0.2
Balance, December 31, 2022	$0.5